Revenue from Contract with Customers (Details) - Schedule of revenue from contract with customers - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Types of services:
Total Revenue from customers		$ 102,013
Timing of revenue recognition
Product transferred at point in time
Services transferred over time		102,013
Total		102,013
Subscription revenues [Member]
Types of services:
Total Revenue from customers
Placement fees [Member]
Types of services:
Total Revenue from customers
Carriage fees [Member]
Types of services:
Total Revenue from customers
Advertisement income [Member]
Types of services:
Total Revenue from customers
Fibre lease charges [Member]
Types of services:
Total Revenue from customers
Telemedicine service charges [Member]
Types of services:
Total Revenue from customers		102,013
Others [Member]
Types of services:
Total Revenue from customers